LOSS ON DEPOSIT	12 Months Ended
Jun. 30, 2021
LOSS ON DEPOSIT
11. LOSS ON DEPOSIT
11.	LOSS ON DEPOSIT

On June 19, 2019, the Company entered into an asset purchase agreement to acquire certain assets and licenses. The Company made non-refundable payments of $124,428 (US $94,000), with the balance of $325,631 (US $246,000) to be paid within 45 days. The Company did not make the subsequent payment of $325,631 and recorded a loss on deposit in the amount of $124,428 for the year ended June 30, 2019.